Business Combination - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 15, 2025	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Disclosure of detailed information about business combination [line items]
Cash transferred						$ 899,687
Revenue from contracts with customers	$ 669,269	$ 2,690,432
Profit (loss) before tax	$ 302,962	$ 1,120,752	$ 1,004,671	$ 590,827	$ 545,359
Vista Lach [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 1,406,441
Bargain purchase on business combination			$ 490,530
Cash transferred	899,687
Other tangible or intangible assets transferred	$ 299,687
Percentage of liabilities assumed for business combination 1	50.00%
Percentage of liabilities assumed for business combination 2	50.00%
Liabilities incurred	$ 300,000
Present value of the assumed liability	$ 207,067
Number of shares transferred	7,297,507
Vista Lach [Member] | American Depositary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares transferred	7,297,507